February 28, 2005

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Temple-Inland Inc. Preliminary Proxy Materials

Ladies and Gentlemen:

     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules and regulations promulgated thereunder, transmitted herewith for filing on behalf of Temple-Inland Inc. (the “Company”) are preliminary copies of the Notice of Annual Meeting of Shareholders, Proxy Statement and Form of Proxy to be furnished to the Company’s stockholders in connection with its Annual Meeting of Stockholders. At the Annual Meeting, stockholders of the Company will be asked to consider and vote upon proposals to (i) elect three directors and (ii) ratify the appointment of the Company’s independent public accounting firm.

     The Company is filing proxy material in preliminary form only because the Company has commented on and referred to a potential solicitation in opposition by a group affiliated with Carl C. Icahn, which group has provided notice to the Company of its intention to nominate individuals for election as directors of the Company at the Annual Meeting.

     As required by Rule 14a-6(d) promulgated under the Exchange Act, please note that the Company currently intends to send definitive copies of the proxy materials to its stockholders on or about March 22, 2005, or such earlier time as the Commission may authorize.

     If you have any questions or require any further information, please feel free to contact me at (512) 434-3745.

Very truly yours,

/s/ Grant F. Adamson

Grant F. Adamson
Assistant General Counsel and
Assistant Secretary

Enclosure